Label	Element	Value
Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sustainable Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class S Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. In addition, certain Financial Intermediaries (as defined below in the Additional Information section) may impose different sales loads and waivers. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges and More About Deferred Sales Charges sections and Appendix A: Additional Information About Financial
Intermediary-Specific Sales Charge Variations, Waivers and Discounts, beginning on pages 278, 282 and 353, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 34, of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class C1, Class M and Class R6 Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C1 Shares, you would pay the following if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index. The Fund pursues a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations. In particular, the Fund's investment strategy seeks to tilt the portfolio toward companies that are expected to contribute to, and benefit from, a transition to a low carbon emission producing economy and away from companies with the greatest exposure to potential negative impacts of such a transition. The Fund's sustainability goals are combined in RIM’s proprietary portfolio construction process, which identifies the combination of securities that best achieves the sustainability goals while minimizing transaction costs and deviation from the money managers’ security selection. The Fund may employ long-short equity strategies pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and/or defensive) multi-manager approach. RIM may change a Fund's asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Sustainable Investing Risk. Applying sustainability and ESG criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
•	Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Quantitative Investing. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Sustainable Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://russellinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.09% (2Q/20) Lowest Quarterly Return: (17.17)% (1Q/20)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returnsfor the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2021, RIM changed the Fund's primary benchmark from the Russell 1000® Defensive Index to the Russell 1000® Index. The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000® Index through August 14, 2012,  the returns of the Russell 1000® Defensive Index from August 15, 2012 through December 31, 2020 and the returns of the Russell 1000® Index thereafter. The Sustainable Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Sustainable Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	$ 698
3 Years	rr_ExpenseExampleYear03	968
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	$ 2,080
1 Year	rr_AverageAnnualReturnYear01	17.98%
5 Years	rr_AverageAnnualReturnYear05	14.31%
10 Years	rr_AverageAnnualReturnYear10	13.58%
Sustainable Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.03%	[2]
1 Year	rr_ExpenseExampleYear01	$ 206
3 Years	rr_ExpenseExampleYear03	647
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	$ 2,406
1 Year	rr_AverageAnnualReturnYear01	24.23%
5 Years	rr_AverageAnnualReturnYear05	14.80%
10 Years	rr_AverageAnnualReturnYear10	13.40%
Sustainable Equity Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.03%	[2]
1 Year	rr_ExpenseExampleYear01	$ 306
3 Years	rr_ExpenseExampleYear03	647
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,406
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	647
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,406
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sustainable Equity Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.93%	[2]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	581
10 Years	rr_ExpenseExampleYear10	$ 1,304
1 Year	rr_AverageAnnualReturnYear01	25.54%
5 Years	rr_AverageAnnualReturnYear05	16.01%
10 Years	rr_AverageAnnualReturnYear10	14.56%
Sustainable Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[2]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	508
10 Years	rr_ExpenseExampleYear10	$ 1,137
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Sustainable Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	335
5 Years	rr_ExpenseExampleYear05	587
10 Years	rr_ExpenseExampleYear10	$ 1,309
2012	rr_AnnualReturn2012	11.58%
2013	rr_AnnualReturn2013	30.48%
2014	rr_AnnualReturn2014	12.85%
2015	rr_AnnualReturn2015	2.29%
2016	rr_AnnualReturn2016	10.31%
2017	rr_AnnualReturn2017	18.28%
2018	rr_AnnualReturn2018	(2.38%)
2019	rr_AnnualReturn2019	27.74%
2020	rr_AnnualReturn2020	13.48%
2021	rr_AnnualReturn2021	25.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.17%)
1 Year	rr_AverageAnnualReturnYear01	25.54%
5 Years	rr_AverageAnnualReturnYear05	16.01%
10 Years	rr_AverageAnnualReturnYear10	14.56%
Sustainable Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	483
10 Years	rr_ExpenseExampleYear10	$ 1,080
1 Year	rr_AverageAnnualReturnYear01	25.73%
5 Years	rr_AverageAnnualReturnYear05	16.19%
10 Years	rr_AverageAnnualReturnYear10	14.77%
Sustainable Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.98%
5 Years	rr_AverageAnnualReturnYear05	12.20%
10 Years	rr_AverageAnnualReturnYear10	12.33%
Sustainable Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Years	rr_AverageAnnualReturnYear05	11.93%
10 Years	rr_AverageAnnualReturnYear10	11.65%
Sustainable Equity Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	18.43%
10 Years	rr_AverageAnnualReturnYear10	16.54%
Sustainable Equity Fund | Sustainable Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	17.78%
10 Years	rr_AverageAnnualReturnYear10	15.77%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2023, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.66% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2023, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares, 0.04% of its transfer agency fees for Class S Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.

“Other Expenses” for Class C1, Class M and Class R6 Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.